COST OF SALES	12 Months Ended
Dec. 31, 2022
Cost Of Sales
COST OF SALES

NOTE 11 – COST OF SALES

	Year ended December 31
	2022	2021

Salaries and related expenses	32,583	100,558
Share based compensation	-	11,540
Materials	77,281	9,882
Vehicle maintenance	18,175	1,533
Travel expenses	4,115	7,641
Other expenses	26,159	4,789
	158,313	135,943